Other Current Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Other Current Assets [Abstract]
Proceeds from sale of buildings			¥ 100,300
Allocation of proceeds		¥ 95,000
Deconsolidated as part of the assets		5,000
Deposit	¥ 20,602	¥ 21,341		$ 3,000	$ 3,000
Company paid	¥ 13,910
Percentage of outstanding shares	5.00%